Administrative Expenses - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Administrative Expenses Abstract
Staff costs (see Note 9)	$ 5,029	$ 9,428	$ 4,763
General and administrative costs	1,213	1,219	1,475
Fines and penalties	254	83	746
Bank charges	662	831	433
Fuel issues	58	118	420
Bad debts written off		83
Directors’ fees	571	288	288
Welfare costs	102	132	246
Stores	64	127	236
Travel and accommodation(1)	3,031	1,705	153
Audit fees (2)	555	941	78
Non-audit fees	6
Share based payments (see Note 9)	236
Investor relations	251
Loss on disposal of assets (see note 14)	428	269	47
Prepayment write down	74
Legal fees(1)	3,161	723	14
Insurance	493
Recruitment	617
Filing fees	308
Consultancy fees (1)	6,290	4,154	9
Inspection fees			75
Environmental costs			9
Administrative expenses	$ 23,403	$ 20,101	$ 8,992